UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21463


                              Columbus Funds, Inc.
               (Exact name of registrant as specified in charter)

                               227 Washington St.
                               Columbus, IN 47202
               (Address of principal executive offices) (Zip code)


                               David B. McKinney
                              Columbus Funds, Inc.
                               227 Washington St.
                               Columbus, IN 47202
                     (Name and address of agent for service)

                                   Copies to:
                                Scott A. Moehrke
                              Kirkland & Ellis LLP
                             200 East Randolph Drive
                                Chicago, IL 60601


Registrant's telephone number, including area code:  (812) 372-6606


Date of fiscal year end: September 30


Date of reporting period: March 31, 2006


Item 1 - Reports to Stockholders

                                 COLUMBUS FUNDS:

                               COLUMBUS CORE FUND
                             COLUMBUS CORE PLUS FUND




                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2006






     Shares of Columbus Funds are distributed by an independent third party,
                        UMB Distribution Services, LLC.

                                 COLUMBUS FUNDS

EXPENSE EXAMPLE (UNAUDITED)
FOR THE SIX MONTHS ENDED MARCH 31, 2006

As a shareholder of the Columbus Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.


                                            Columbus Core Fund                              Columbus Core Plus Fund
                                --------------------------------------------      --------------------------------------------
                                                             Expenses paid                                  Expenses paid
                                  Beginning       Ending     during period         Beginning       Ending      during period
                                   account       account     10/1/05-3/31/06(1)     account        account     10/1/05-3/31/06(1)
                                value 10/1/05     value                              value      value 3/31/06
                                                 3/31/06                            10/1/05
                                -------------- ------------- ---------------      ------------- -------------- ---------------

Actual                             $1,000.00        $996.90      $1.00              $1,000.00     $1,000.50        $1.00

Hypothetical (5% return
before expenses)                    1,000.00       1,023.99       1.02               1,000.00      1,024.00         1.01


(1) Expenses are equal to the Funds' annualized expense ratios (.20% for the Core Fund and .20% for the Core Plus Fund), multiplied by the average account value over the period, and multiplied by .4986 for Core Fund and the Core Plus Fund (to reflect the one-half year period).

                               COLUMBUS CORE FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                   Value
-----------------                                                                        ---------------

                    ASSET BACKED SECURITIES                                 5.0%

                    American Express Credit Account Master Trust (c) (d)
       $ 190,000       4.86%, 11/16/09                                                      $ 190,259
                    Carmax Auto Owner Trust (c) (d)
           1,879       3.80%, 9/15/06                                                           1,878
                    Citibank Credit Card Issuance Trust (c) (d)
         260,000       4.65%, 10/15/09                                                        260,104
                    Hertz Vehicle Financing LLC - 144A (b)
          55,000       5.08%, 11/25/11 (Acquired 12/15/05, Cost $54,991)                       54,286
                    Keystone Owner Trust - 144A (b)
          18,800       7.53%, 5/25/25 (Acquired Multiple Dates, Cost $19,200)                  18,724
                    Mid-State Trust
          64,927       4.86%, 7/15/38                                                          60,668
                    Oakwood Mortgage Investors, Inc.
          39,678       7.70%, 9/15/20                                                          39,789
                    Oakwood Mortgage Investors, Inc.
           2,236       6.60%, 5/15/21                                                           2,231
                    SLM Student Loan Trust (c) (d)
         300,000       4.53%, 4/25/12                                                         299,928
                    SLM Student Loan Trust (c) (d)
         152,399       4.64%, 1/27/14                                                         152,428
                    USAA Auto Owner Trust
          40,000       5.03%, 11/17/07                                                         39,955
                                                                                      ---------------

                    TOTAL ASSET BACKED SECURITIES (COST $1,125,062)                         1,120,250
                                                                                      ---------------


                    COLLATERALIZED MORTGAGE OBLIGATIONS                    24.2%

                    Banc of America Commercial Mortgage, Inc. (c)
         235,000       5.00%, 10/10/45                                                        231,008
                    Banc of America Commercial Mortgage, Inc. (c)
          80,000       5.16%, 9/10/47                                                          79,201
                    CAPCO America Securitization Corp. (d)
          54,274       5.86% 10/15/30                                                          54,211
                    Commercial Mortgage Pass Through Certificates (d)
           4,352       6.15%, 5/15/32                                                           4,343
                    Commercial Mortgage Pass Through Certificates (d)
         222,270       3.25%, 6/10/38                                                         207,275
                    Countrywide Home Loan Mortgage Pass Through Trust (c) (d)
          16,615       4.54%, 6/20/35                                                          16,549
                    Credit Suisse First Boston Mortgage Securities Corp. (d)
          25,566       7.00%, 2/25/33                                                          25,643
                    Credit Suisse First Boston Mortgage Securities Corp.
          30,764       2.08%, 5/15/38                                                          29,530
                    Fannie Mae (d)
          47,000       3.50%, 4/25/11                                                          46,224
                    Fannie Mae (d)
          84,354       5.00%, 11/25/12                                                         84,010
                    Fannie Mae
         311,304       4.00%, 8/25/18                                                         297,728
                    Fannie Mae
         270,327       4.25%, 4/25/19                                                         259,126
                    Fannie Mae (d)
          46,472       3.50%, 10/25/21                                                         45,680
                    Fannie Mae
         146,419       4.50%, 1/25/25                                                         143,553


                               COLUMBUS CORE FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                   Value
-----------------                                                                        ---------------
                    Fannie Mae (c) (d)
       $ 140,231       4.87%, 11/25/28                                                      $ 140,356
                    Fannie Mae
         130,000       4.50%, 3/25/33                                                         124,079
                    Fannie Mae
          76,158       5.00%, 3/25/34                                                          74,654
                    Fannie Mae Grantor Trust
          69,526       7.00%, 11/25/43                                                         71,397
                    Fannie Mae Whole Loan (d)
          20,267       5.50%, 7/25/42                                                          20,195
                    Federal Home Loan Bank System
         123,709       5.07%, 10/20/15                                                        120,462
                    FHLMC-GNMA
           8,589       6.50%, 12/25/08                                                          8,634
                    Freddie Mac
          55,326       4.00%, 2/15/10                                                          55,086
                    Freddie Mac (d)
          18,974       4.00%, 9/15/12                                                          18,916
                    Freddie Mac
         115,231       3.00%, 11/15/13                                                        111,374
                    Freddie Mac (d)
          91,948       5.00%, 6/15/15                                                          91,523
                    Freddie Mac (d)
          40,760       4.50%, 9/15/15                                                          40,641
                    Freddie Mac
          25,391       4.50%, 3/15/16                                                          25,101
                    Freddie Mac
         121,174       4.00%, 8/15/17                                                         115,898
                    Freddie Mac (d)
          73,835       4.00%, 1/15/18                                                          73,373
                    Freddie Mac (d)
          83,665       3.00%, 3/15/19                                                          83,144
                    Freddie Mac (d)
          72,412       4.50%, 2/15/20                                                          71,895
                    Freddie Mac
          90,173       5.00%, 1/15/21                                                          89,815
                    Freddie Mac
         247,471       5.00%, 11/15/21                                                        245,885
                    Freddie Mac
         107,833       3.50%, 1/15/23                                                         105,994
                    Freddie Mac
         174,784       5.00%, 7/15/25                                                         173,416
                    Freddie Mac (d)
          33,067       4.50%, 5/15/26                                                          32,749
                    Freddie Mac
          67,711       4.50%, 11/15/28                                                         65,462
                    Freddie Mac
          41,633       4.50%, 9/15/29                                                          40,435
                    Freddie Mac (c)
         175,000       4.50%, 2/15/33                                                         167,862
                    Freddie Mac
         130,000       4.50%, 8/15/33                                                         124,342
                    Freddie Mac
         110,000       5.00%, 9/15/33                                                         107,095
                    Freddie Mac
          45,188       5.00%, 2/15/36                                                          39,850
                    GMAC Commerical Mortgage Securities, Inc.
         215,483       3.34%, 5/10/36                                                         201,728

                               COLUMBUS CORE FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                   Value
-----------------                                                                        ---------------
                    Greenwich Capital Commercial Funding Corp. (c)
       $ 155,000       5.12%, 4/10/37                                                       $ 153,323
                    LB Commerical Conduit Mortgage Trust (c) (d)
          48,392       6.41%,  6/15/31                                                         48,402
                    LB Commerical Conduit Mortgage Trust (d)
             713       5.87%, 10/15/35                                                            712
                    LB-UBS Commercial Mortgage Trust (c)
          50,000       4.89%, 9/15/30                                                          49,060
                    LB-UBS Commercial Mortgage Trust (c)
         225,000       5.10%, 11/15/30                                                        222,162
                    MASTR Alternative Loans Trust
          69,714       4.50%, 7/25/14                                                          67,553
                    MASTR Asset Securitization Trust
          50,253       4.75%, 1/25/14                                                          48,842
                    MASTR Asset Securitization Trust (d)
          28,534       4.00%, 12/25/33                                                         28,152
                    Morgan Stanley Capital I
          86,616       3.27%, 5/15/40                                                          82,472
                    Nomura Asset Acceptance Corp. (c) (d)
           5,084       5.02%, 10/25/34                                                          5,085
                    Nomura Asset Acceptance Corp. (c) (d)
          54,026       4.95%, 8/25/35                                                          54,051
                    Nomura Asset Securities Corp. (d)
          53,112       6.28%, 3/15/30                                                          53,298
                    NYC Mortgage Loan Trust - 144A (b)
          33,522       6.75%, 9/25/19 (Acquired Multiple Dates, Cost $36,764)                  33,880
                    Residential Asset Securitization Trust (d)
          21,693       2.75%, 8/25/33                                                          21,547
                    Wachovia Bank Commercial Mortgage Trust (d)
          29,741       4.54%, 4/15/34                                                          29,593
                    Wachovia Bank Commercial Mortgage Trust
         112,241       2.99%, 6/15/35                                                         103,509
                    Wells Fargo Mortgage Backed Securities Trust
         243,237       5.50%, 3/25/36                                                         239,589
                                                                                       ---------------

                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $5,473,177)             5,406,672
                                                                                       ---------------

                    CORPORATE BONDS                                        16.4%

                    American Electric Power Co., Inc. (c)
          45,000       4.71%, 8/16/07                                                          44,566
                    American Ref-Fuel Co LLC - 144A (b)
          80,000       6.26%, 12/31/15 (Acquired Multiple Dates, Cost $82,437)                 77,614
                    Appalachian Power Co.
          30,000       4.40%, 6/1/10                                                           28,641
                    British Telecommunications PLC
          71,000       8.38%, 12/15/10                                                         79,193
                    Burlington Northern and Sante Fe Railway Co.
         111,265       6.23%, 7/2/18                                                          114,599
                    Burlington Northern and Sante Fe Railway Co.
         142,760       4.58%, 1/15/21                                                         134,561
                    Burlington Northern RR Co.
          13,534       6.96%, 3/22/09                                                          13,902
                    CenterPoint Energy Resources Corp.
          40,000       6.50%, 2/1/08                                                           40,593
                    Centerpoint Energy Resources Corp.
          65,000       7.88%, 4/1/13                                                           72,415
                    Citgroup, Inc.
         125,000       5.13%, 2/14/11                                                         123,309

                               COLUMBUS CORE FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                   Value
-----------------                                                                        ---------------
                    Consolidated Natural Gas Co.
          45,000       6.85%, 4/15/11                                                          47,182
                    Consumers Energy Co.
          69,000       4.40%, 8/15/09                                                          66,458
                    Comcast Corp.
          55,000       5.45%, 11/15/10                                                         54,389
                    Cox Communications Inc.
          80,000       7.13%, 10/1/12                                                          83,925
                    Credit Suisse/London - 144A (b)
          53,000       7.90%, 5/29/49 (Acquired Multiple Dates, Cost $55,893)                  54,279
                    DaimlerChrysler NA Holdings Corp. (c)
          40,000       5.33%, 3/13/09                                                          40,007
                    DaimlerChrysler NA Holdings Corp.
          55,000       4.88%, 6/15/10                                                          53,006
                    Deutsche Telekom International Finance BV
         100,000       5.75%, 3/23/16                                                          97,623
                    Dominion Resources, Inc./VA
         133,000       3.66%, 11/15/06                                                        131,619
                    Duke Energy Corp.
          62,000       3.75%, 3/5/08                                                           60,240
                    Entergy Arkansas, Inc.
          78,000       5.00%, 7/1/18                                                           70,138
                    Entergy Gulf States, Inc.
          33,000       4.88%, 11/1/11                                                          31,348
                    Entergy Louisiana LLC
           5,000       5.50%, 4/1/19                                                            4,627
                    ERP Operating LP
          59,000       4.75%, 6/15/09                                                          57,780
                    European Investment Bank
          65,000       4.88%, 2/15/36                                                          60,674
                    Florida Power Corp.
          65,000       4.50%, 6/1/10                                                           62,643
                    FPL Energy Virginia Funding Corp. - 144A (b)
          37,034       7.52%, 6/30/19 (Acquired 2/10/06, Cost $39,789)                         39,525
                    General Electric Capital Corp.
          95,000       5.00%, 1/8/16                                                           91,058
                    Goldman Sachs Group, Inc.
          55,000       5.00%, 1/15/11                                                          53,827
                    Gulfstream Natural Gas System LLC - 144A (b)
          55,000       5.56%, 11/1/15 (Acquired Multiple Dates, Cost $55,326)                  53,951
                    ICI Wilmington, Inc.
         108,000       4.38%, 12/1/08                                                         104,127
                    International Lease Finance Corp.
          65,000       5.25%, 1/10/13                                                          63,167
                    Jackson National Life Global Funding - 144A (b)
          50,000       5.13%, 2/3/11 (Acquired 2/10/06, Cost $49,959)                          49,240
                    Kern River Funding Corp. - 144A (b)
          30,660       4.89%, 4/30/18 (Acquired Multiple Dates, Cost $30,331)                  29,629
                    Kinder Morgan, Inc.
          65,000       6.50%, 9/1/12                                                           67,246
                    Kiowa Power Partners LLC - 144A (b)
         105,006       4.81%, 12/30/13 (Acquired Multiple Dates, Cost $103,932)               101,566
                    Liberty Property LP
          41,000       7.75%, 4/15/09                                                          43,366
                    NY Life Global Funding - 144A (b)
          84,000       3.88%, 1/15/09 (Acquired Multiple Dates, Cost $83,220)                  80,897
                    Nextel Communications, Inc.
          90,000       5.95%, 3/15/14                                                          89,102


                               COLUMBUS CORE FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                   Value
-----------------                                                                        ---------------
                    Nisource Finance Corp.
        $ 50,000       7.88%, 11/15/10                                                       $ 54,235
                    Pacific Life Global Funding - 144A (b)
          51,000       3.75%, 1/15/09 (Acquired Multiple Dates, Cost $50,337)                  49,378
                    Pemex Finance Ltd.
          49,000       9.69%, 8/15/09                                                          52,577
                    PF Export Receivables Master Trust - 144A (b)
          93,565       3.75%, 6/1/13 (Acquired Multiple Dates, Cost $90,343)                   87,382
                    Premcor Refining Group, Inc./The
          55,000       6.75%, 05/1/14                                                          57,077
                    Pricoa Global Funding I - 144A (b) (c) (d)
          50,000       4.89%, 3/3/09 (Acquired 3/1/06, Cost $50,000)                           49,980
                    Protective Life Secured Trust
          71,000       4.00%, 10/7/09                                                          68,293
                    Public Service Company of Colorado
         121,000       4.38%, 10/1/08                                                         118,408
                    Public Service Electric and Gas
          74,000       4.00%, 11/1/08                                                          71,324
                    Residential Capital Corp.
          55,000       6.00%, 2/22/11                                                          54,561
                    Simon Property Group LP
          71,000       4.88%, 8/15/10                                                          69,118
                    Southern Cal Edison Co. (c)
          65,000       5.25%, 2/2/09                                                           64,994
                    Telecom Italia Capital SA
          75,000       4.88%, 10/1/10                                                          72,217
                    Telefonos de Mexico SA de CV (d)
          38,000       4.50%, 11/19/08                                                         36,950
                    Union Pacific Corp.
          82,608       5.40%, 7/2/25                                                           81,344
                    Vodafone Group PLC
          50,000       5.50%, 6/15/11                                                          49,538
                    Westar Energy, Inc.
          55,000       6.00%, 7/1/14                                                           55,807
                                                                                       ---------------

                    TOTAL CORPORATE BONDS (COST $3,762,517)                                 3,665,215
                                                                                       ---------------


                    FOREIGN GOVERNMENT BONDS                                0.6%

                    Province of Quebec Canada
         130,000       5.00%, 3/1/16                                                          125,831
                                                                                       ---------------

                    TOTAL FOREIGN GOVERNMENT BONDS (COST $129,042)                            125,831
                                                                                       ---------------


                    MORTGAGE BACKED SECURITIES                              42.9%

                    Fannie Mae Pool
         131,502       4.13%, 1/1/10                                                          125,978
                    Fannie Mae Pool
         341,000       4.75%, 11/1/12                                                         327,731
                    Fannie Mae Pool
          38,805       4.50%, 2/1/13                                                           37,429
                    Fannie Mae Pool
          48,663       4.50%, 6/1/13                                                           46,937
                    Fannie Mae Pool
          80,592       5.00%, 6/1/13                                                           78,931
                    Fannie Mae Pool
          45,903       5.00%, 6/1/13                                                           44,959


                               COLUMBUS CORE FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                   Value
-----------------                                                                        ---------------
                    Fannie Mae Pool
        $ 76,009       4.50%, 7/1/13                                                         $ 73,313
                    Fannie Mae Pool
          82,682       3.81%, 8/1/13                                                           75,422
                    Fannie Mae Pool
          43,852       5.00%, 8/1/13                                                           42,948
                    Fannie Mae Pool
          94,946       4.00%, 9/1/13                                                           89,962
                    Fannie Mae Pool
         236,371       5.00%, 2/1/15                                                          232,306
                    Fannie Mae Pool
         423,973       5.00%, 12/1/17                                                         413,370
                    Fannie Mae Pool
          38,599       4.50%, 6/1/18                                                           36,916
                    Fannie Mae Pool
         205,271       4.50%, 9/1/18                                                          196,673
                    Fannie Mae Pool
         125,584       4.50%, 6/1/19                                                          120,108
                    Fannie Mae Pool
          74,799       7.00%, 9/1/32                                                           76,957
                    Fannie Mae Pool
         489,761       6.00%, 4/1/35                                                          489,967
                    Fannie Mae Pool 15 Yr May TBA (a)
          40,000       5.00%, 5/1/21                                                           38,962
                    Fannie Mae Pool 15 Yr May TBA (a)
       1,450,000       5.50%, 5/1/21                                                        1,440,031
                    Fannie Mae Pool 30 Yr May TBA (a)
       1,885,000       5.00%, 5/1/36                                                        1,793,106
                    Fannie Mae Pool 30 Yr May TBA (a)
         750,000       5.50%, 5/1/36                                                          731,250
                    Fannie Mae Pool 30 Yr May TBA (a)
       1,095,000       6.00%, 5/15/36                                                       1,093,290
                    Fannie Mae Pool 30 Yr June TBA (a)
       1,015,000       5.50%, 6/1/36                                                          988,673
                    Fannie Mae Pool 30 Yr June TBA (a)
          90,000       6.50%, 6/1/36                                                           91,603
                    Freddie Mac Gold Pool
          67,934       4.00%, 5/1/14                                                           64,197
                    Freddie Mac Gold Pool
         181,410       5.00%, 10/1/14                                                         177,574
                    Freddie Mac Gold Pool
         176,973       4.00%, 1/1/15                                                          166,608
                    Freddie Mac Gold Pool
         142,752       5.00%, 3/1/15                                                          140,059
                    Freddie Mac Gold Pool
         175,935       5.00%, 7/1/15                                                          172,462
                    Freddie Mac Gold Pool
          36,923       5.00%, 7/1/15                                                           36,128
                    Freddie Mac Gold Pool
          75,042       4.00%, 5/1/19                                                           70,116
                    Freddie Mac Gold Pool
          58,911       6.50%, 5/1/35                                                           60,108
                                                                                       ---------------

                    TOTAL MORTGAGE BACKED SECURITIES (COST $9,712,096)                      9,574,074
                                                                                       ---------------

                    U.S. GOVERNMENT AGENCIES 9.8%

                    Egypt Government AID Bonds
         105,000       4.45%, 9/15/15                                                          98,954

                               COLUMBUS CORE FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                   Value
-----------------                                                                        ---------------
                    Federal Home Loan Bank System (d)
       $ 115,000       5.00%, 3/20/07                                                       $ 114,848
                    Freddie Mac (d)
         780,000       5.50%, 7/15/06                                                         780,982
                    Freddie Mac
         168,000       2.20%, 7/28/06                                                         166,516
                    Freddie Mac (d)
         260,000       4.88%, 3/15/07                                                         259,362
                    Freddie Mac
         640,000       4.75%, 1/18/11                                                         629,043
                    Israel Government AID Bonds
         134,000       5.50%, 9/18/23                                                         136,992
                                                                                       ---------------

                    TOTAL U.S. GOVERNMENT AGENCIES (COST $2,206112)                         2,186,697
                                                                                       ---------------

                    U.S. TREASURY BONDS, NOTES, & T-BILLS                  15.4%

                    US Treasury Bond
         765,000       4.25%, 11/15/14                                                        731,173
         255,000       4.00%, 2/15/15                                                         238,973
         625,000       4.50%, 2/15/16                                                         607,861
         510,000       6.25%, 8/15/23                                                         578,412
       1,200,000       5.25%, 2/15/29                                                       1,232,156

                    US Treasury Bonds (TIPS)
          39,954       2.00%, 1/15/26                                                          37,863
                                                                                       ---------------

                    TOTAL U.S. TREASURY BONDS, NOTES, & T-BILLS (COST $3,474,196)           3,426,438
                                                                                       ---------------


                    REPURCHASE AGREEMENTS                                  13.0%

       2,905,000    Agreement with UMB Bank, N.A., 4.33%, dated 3/31/2006, to               2,905,000
                    be repurchased at $2,906,048 on 4/03/2006, collaterized
                    by 1 U.S. Government Agency Obligation maturing 11/30/2007, with a market value of $2,963,476

                    TOTAL REPURCHASE AGREEMENTS (COST $2,905,000)                           2,905,000
                                                                                       ---------------


                    SHORT-TERM INVESTMENT                                   0.0%

           3,768    UMB Bank Money Market Fiduciary                                             3,768
                                                                                       ---------------

                    TOTAL SHORT-TERM INVESTMENT (COST $3,768)                                   3,768
                                                                                       ---------------


                    TOTAL INVESTMENTS (COST $28,790,970)                  127.3%           28,413,945

                    LIABILITIES LESS OTHER ASSETS                         (27.3%)          (6,090,058)
                                                                                       ---------------

                    NET ASSETS                                            100.0%         $ 22,323,887
                                                                                       ===============

 (a) When-issued security
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $780,331 (3.5% of net assets) at March 31, 2006. These securities have been determined to be illiquid under guidelines established by the Board of Directors.
(c) Variable Rate Securities
(d) Security marked as segregated to cover when-issued security.

                               COLUMBUS CORE PLUS FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                          Value
-----------------                                                                               ---------------
                    ASSET BACKED SECURITIES                                 4.6%

                    American Express Credit Account Master Trust (c) (d)
    $ 1,020,000        4.86%, 11/16/09                                                              $ 1,021,390
                    Carmax Auto Owner Trust (c) (d)
          9,909        3.80%, 9/15/06                                                                     9,903
                    Citibank Credit Card Issuance Trust (c) (d)
      1,385,000        4.65%, 10/15/09                                                                1,385,553
                    Hertz Vehicle Financing LLC - 144A (b)
        250,000        5.08%, 11/15/11 (Acquired 12/15/06, Cost $249,959)                               246,758
                    Mego Mortgage Home Loan Trust
            660       7.28%, 8/25/17                                                                        658
                    Mid-State Trust
        274,903       4.86%, 7/15/38                                                                    256,870
                    SLM Student Loan Trust (c) (d)
      1,605,000       4.53%, 4/25/12                                                                  1,604,615
                    SLM Student Loan Trust (c) (d)
        825,789       4.64%, 1/27/14                                                                    825,946
                    USAA Auto Owner Trust (d)
        215,000       5.03%, 11/17/07                                                                   214,756
                                                                                                  --------------

                    TOTAL ASSET BACKED SECURITIES (COST $5,572,676)                                   5,566,449
                                                                                                  --------------


                    COLLATERALIZED MORTGAGE OBLIGATIONS                    22.2%

                    Banc of America Commercial Mortgage, Inc. (c)
        440,000       5.16%, 9/10/47                                                                    435,607
                    Banc of America Commercial Mortgage, Inc. (c)
      1,260,000       5.00%, 9/10/10                                                                  1,238,599
                    Capco America Securitization Corp. (d)
        346,509       5.86% 10/15/30                                                                    346,101
                    Chase Commercial Mortgage Securities Corp.
         22,521       6.60%, 12/19/29                                                                    22,821
                    Commercial Mortgage Pass Through Certificates (d)
         42,100       6.15%, 5/15/32                                                                     42,006
                    Commercial Mortgage Pass Through Certificates
      1,237,500       3.25%, 6/10/38                                                                  1,154,020
                    Countrywide Home Loan Mortgage Pass Through Trust (c) (d)
         91,383       4.54%, 6/20/35                                                                     91,018
                    CS First Boston Mortgage Securities Corp. (d)
        113,474       7.00%, 2/25/33                                                                    113,813
                    CS First Boston Mortgage Securities Corp.
        155,564       2.08%, 5/15/38                                                                    149,320
                    Fannie Mae (d)
        287,000       3.50%, 4/25/11                                                                    282,261
                    Fannie Mae (d)
        416,657       5.00%, 11/25/12                                                                   414,960
                    Fannie Mae
      1,676,891       4.00%, 8/25/18                                                                  1,603,760
                    Fannie Mae
      1,447,043       4.25%, 4/25/19                                                                  1,387,087
                    Fannie Mae (d)
        181,586       3.50%, 10/25/21                                                                   178,492
                    Fannie Mae
         10,000       5.50%, 1/25/24                                                                      9,908
        791,579       4.50%, 1/25/25                                                                    776,082
                    Fannie Mae (c) (d)
        733,876       4.87%, 11/25/28                                                                   734,529

                               COLUMBUS CORE PLUS FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                          Value
-----------------                                                                               ---------------

                    Fannie Mae
      $ 710,000       4.50%, 3/25/33                                                                  $ 677,660
                    Fannie Mae
         71,557       5.00%, 3/25/34                                                                     70,145
                    Fannie Mae Grantor Trust
        451,181       7.00%, 11/25/43                                                                   463,320
                    Fannie Mae Whole Loan (d)
         99,017       5.50%, 7/25/42                                                                     98,668
                    Federal Home Loan Bank System
        661,368       5.07%, 10/20/15                                                                   644,007
                    Freddie Mac (d)
         63,717       4.00%, 9/15/12                                                                     63,523
                    Freddie Mac (d)
        497,092       5.00%, 6/15/15                                                                    494,796
                    Freddie Mac (d)
        195,913       4.50%, 9/15/15                                                                    195,339
                    Freddie Mac
        125,417       4.50%, 3/15/16                                                                    123,986
                    Freddie Mac
        644,957       4.00%, 8/15/17                                                                    616,875
                    Freddie Mac (d)
        365,659       4.00%, 1/15/18                                                                    363,373
                    Freddie Mac (d)
        333,330       3.00%, 3/15/19                                                                    331,255
                    Freddie Mac (d)
        319,433       4.50%, 2/15/20                                                                    317,153
                    Freddie Mac
      1,331,395       5.00%, 11/15/21                                                                 1,322,864
                    Freddie Mac (d)
        387,632       3.50%, 1/15/23                                                                    381,021
                    Freddie Mac
        956,943       5.00%, 7/15/25                                                                    949,451
                    Freddie Mac (d)
        180,364       4.50%, 5/15/26                                                                    178,632
                    Freddie Mac
        363,949       4.50%, 11/15/28                                                                   351,861
                    Freddie Mac
        237,310       4.50%, 9/15/29                                                                    230,477
                    Freddie Mac (c)
        945,000       4.50%, 2/15/33                                                                    906,453
                    Freddie Mac
        695,000       4.50%, 8/15/33                                                                    664,753
                    Freddie Mac
        595,000       5.00%, 9/15/33                                                                    579,285
                    Freddie Mac
        251,042       5.00%, 2/15/36                                                                    221,388
                    GMAC Commerical Mortgage Securities, Inc.
         23,953       7.27%, 8/16/33                                                                     23,984
                    GMAC Commerical Mortgage Securities, Inc.
        940,638       3.34%, 5/10/36                                                                    880,595
                    Greenwich Capital Commercial Funding Corp. (c) (d)
        800,000       5.12%, 4/10/37                                                                    791,345
                    LB Commerical Conduit Mortgage Trust (c) (d)
        261,522       6.41%,  6/15/31                                                                   261,578
                    LB Commerical Conduit Mortgage Trust (d)
          2,089       5.87%, 10/15/35                                                                     2,084
                    LB-UBS Commercial Mortgage Trust (c)
        275,000       4.89%, 9/15/30                                                                    269,829
                    LB-UBS Commercial Mortgage Trust (c)
      1,220,000       5.10%, 11/15/30                                                                 1,204,612

                               COLUMBUS CORE PLUS FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                          Value
-----------------                                                                               ---------------
                    MASTR Alternative Loans Trust
      $ 305,415       4.50%, 7/25/14                                                                  $ 295,947
                    MASTR Asset Securitization Trust
        244,564       4.75%, 1/25/14                                                                    237,700
                    MASTR Asset Securitization Trust (d)
        114,134       4.00%, 12/25/33                                                                   112,608
                    Morgan Stanley Capital I
        378,193       3.27%, 5/15/40                                                                    360,101
                    Nomura Asset Acceptance Corp. (c) (d)
         25,724       5.02%, 10/25/34                                                                    25,728
                    Nomura Asset Acceptance Corp. (c) (d)
        293,768       4.95%, 8/25/35                                                                    293,904
                    Nomura Asset Securities Corporation (d)
        283,926       6.28%, 3/15/30                                                                    284,921
                    NYC Mortgage Loan Trust - 144A (b)
         75,890       6.75%, 9/25/19 (Acquired Multiple Dates, Cost $80,022)                             76,701
                    Residential Asset Securitization Trust (d)
         94,282       2.75%, 8/25/33                                                                     93,647
                    Wachovia Bank Commercial Mortgage Trust (d)
        484,309       4.54%, 4/15/34                                                                    481,903
                    Wachovia Bank Commercial Mortgage Trust
        570,775       2.99%, 6/15/35                                                                    526,370
                    Wells Fargo Mortgage Backed Securities Trust
      1,324,950       5.50%, 3/25/36                                                                  1,305,078
                                                                                                  --------------

                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $27,005,707)                     26,755,304
                                                                                                  --------------

                    CORPORATE BONDS                                        17.8%

                    Abitibi Consolidated, Inc.
        112,000       8.50%, 8/1/29                                                                      98,000
                    Abitibi Consolidated, Inc.
         69,000       8.85%, 8/1/30                                                                      61,927
                    Adelphia Communications Corp.
        900,000       7.85%, 5/1/09                                                                     522,000
                    Albertson's, Inc.
        135,000       7.50%, 2/15/11                                                                    137,225
                    Albertson's, Inc.
        170,000       8.00%, 5/1/31                                                                     158,246
                    American Electric Power Co., Inc.
        215,000       4.71%, 8/16/07                                                                    212,927
                    American Ref-Fuel Co. LLC - 144A (b)
        197,600       6.26%, 12/31/15 (Acquired Multiple Dates, Cost $201,060)                          191,708
                    Appalachian Power Co.
        145,000       4.40%, 6/1/10                                                                     138,432
                    AT&T Corp.
        355,000       9.05%, 11/15/11                                                                   383,758
                    Borger Energy Associates LP / Borger Funding Corp. - 144A (b)
        113,875       7.26%, 12/31/22 (Acquired Multiple Dates, Cost $108,551)                          106,466
                    British Telecommunications PLC
        414,000       8.38%, 12/15/10                                                                   461,773
                    Burlington Northern Sante Fe Corp.
        177,116       4.83%, 1/15/23                                                                    169,564
                    Centerpoint Energy, Inc.
        440,000       7.25%, 9/1/10                                                                     464,179
                    Chesapeake Energy Corp.
        125,000       6.88%, 1/15/16                                                                    125,937
                    Citigroup, Inc.
        680,000       5.13%, 2/14/11                                                                    670,801

                               COLUMBUS CORE PLUS FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                          Value
-----------------                                                                               ---------------
                    Comcast Corp.
      $ 305,000       5.45%, 11/15/10                                                                 $ 301,610
                    Consolidated Natural Gas Co.
        230,000       6.85%, 4/15/11                                                                    241,151
                    Consumers Energy Co.
        133,000       4.40%, 8/15/09                                                                    128,100
                    COX Communications, Inc.
        430,000       7.13%, 10/1/12                                                                    451,097
                    CPG Partners LP
        330,000       3.50%, 3/15/09                                                                    313,283
                    Credit Suisse/London - 144A (b)
        126,000       7.90%, 5/1/46 (Acquired Multiple Dates, Cost $132,542)                            129,039
                    Daimlerchrysler NA Holdings Corp. (c)
        205,000       5.33%, 3/13/09                                                                    205,036
                    Daimlerchrysler NA Holdings Corp.
        280,000       4.88%, 6/15/10                                                                    269,851
                    Deutsche Telekom International Finance BV
        545,000       5.75%, 3/23/16                                                                    532,045
                    Domtar, Inc.
        310,000       7.13%, 8/15/15                                                                    274,350
                    Duke Energy Field Services LLC
        183,000       5.75%, 11/15/06                                                                   183,318
                    Edison Mission Energy Funding - 144A (b)
        607,469       7.33%, 9/15/08 (Acquired Multiple Dates, Cost $621,251)                           607,469
                    El Paso Natural Gas Co.
        475,000       7.63%, 8/1/10                                                                     495,188
                    Entergy Gulf States, Inc.
        269,000       4.88%, 11/1/11                                                                    255,537
                    Entergy Louisiana LLC
        124,000       5.50%, 4/1/19                                                                     114,762
                    Enterprise Products Operating LP
        330,000       4.95%, 6/1/10                                                                     320,102
                    EOP Operating LP
         65,000       4.65%, 10/1/10                                                                     62,180
                    European Investment Bank
        350,000       4.88%, 2/15/36                                                                    326,706
                    Florida Power Corp.
        335,000       4.50%, 6/1/10                                                                     322,852
                    Ford Motor Co.
        495,000       7.45%, 7/16/31                                                                    367,538
                    Ford Motor Credit Co.
        710,000       5.70%, 1/15/10                                                                    630,070
                    Ford Motor Credit Co.
        400,000       7.25%, 10/25/11                                                                   364,492
                    Ford Motor Credit Co.
        175,000       7.00%, 10/1/13                                                                    156,521
                    General Electric Capital Corp.
        490,000       5.00%, 1/8/16                                                                     469,667
                    General Motors Acceptance Corp.
        165,000       7.00%, 2/1/12                                                                     153,634
                    General Motors Acceptance Corp.
        350,000       6.75%, 12/1/14                                                                    315,072
                    Goldman Sachs Group, Inc.
        280,000       5.00%, 1/15/11                                                                    274,030
                    Gulfstream Natural Gas System LLC - 144A (b)
        160,000       5.56%, 11/1/15 (Acquired Multiple Dates, Cost $160,484)                           156,949
                    ICI Wilmington, Inc.
        590,000       4.38%, 12/1/08                                                                    568,840
                    International Lease Finance Corp.
        325,000       5.25%, 1/10/13                                                                    315,835

                               COLUMBUS CORE PLUS FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                          Value
-----------------                                                                               ---------------
                    Jackson National Life Global Funding - 144A (b)
      $ 235,000       5.13%, 2/10/11 (Acquired 2/3/06, Cost $234,805)                                 $ 231,428
                    Kern River Funding Corp. - 144A (b)
        144,540       4.89%, 4/30/18 (Acquired Multiple Dates, Cost $142,463)                           139,678
                    Kinder Morgan, Inc.
        345,000       6.50%, 9/1/12                                                                     356,920
                    Kiowa Power Partners LLC - 144A (b)
        210,917       4.81%, 12/30/13 (Acquired Multiple Dates, Cost $209,539)                          204,007
                    Liberty Property-LP
        155,000       7.75%, 4/15/09                                                                    163,946
                    Midwest Generation LLC
        155,000       8.30%, 7/2/09                                                                     160,159
                    NY Life Global Funding - 144A (b)
        387,000       3.88%, 1/15/09 (Acquired Multiple Dates, Cost $382,755)                           372,706
                    Nextel Communications, Inc.
        480,000       5.95%, 3/15/14                                                                    475,212
                    Nisource Finance Corp.
        275,000       7.88%, 11/15/10                                                                   298,294
                    Pacific Life Global Funding - 144A (b)
        120,000       3.75%, 1/15/09 (Acquired Multiple Dates, Cost $118,737)                           116,183
                    Pemex Finance Ltd.
         42,000       9.69%, 8/15/09                                                                     45,066
                    Pnpp II Funding Corp.
         33,690       8.51%, 11/30/06                                                                    33,745
                    Premcor Refining Group, Inc./The
        190,000       6.75%, 2/1/11                                                                     197,993
                    Premcor Refining Group, Inc./The
        185,000       6.75%, 5/1/14                                                                     191,988
                    Pricoa Global Funding I - 144A (b) (c) (d)
        230,000       4.89%, 3/3/09 (Acquired 3/1/06, Cost $230,000)                                    229,906
                    Progress Rail Services Corp./Progress Metal Reclamation Co. - 144A (b)
        150,000       7.75%, 4/1/12 (Acquired 03/17/05, Cost $150,000)                                  156,000
                    Protective Life Secured Trust
        155,000       4.00%, 10/7/09                                                                    149,090
                    Public Service Co. of Colorado
        502,000       4.38%, 10/1/08                                                                    491,245
                    Residential Capital Corp.
        590,000       6.38%, 6/30/10                                                                    594,378
                    Sithe/Independence Fndg.
        471,199       8.50%, 6/30/07                                                                    478,569
                    Southern California Edison Co. (c)
        360,000       5.25%, 2/2/09                                                                     359,965
                    Suntrust Bank
        205,000       4.55%, 5/25/09                                                                    199,777
                    Telecom Italia Capital SA
        410,000       4.88%, 10/1/10                                                                    394,789
                    Telefonos de Mexico SA de CV
        162,000       4.50%, 11/19/08                                                                   157,524
                    Transcontinental Gas Pipe Line Corp.
        536,000       6.25%, 1/15/08                                                                    540,690
                    Tyson Foods, Inc.
        307,000       7.25%, 10/1/06                                                                    309,655
                    United States Steel Corp.
        122,000       9.75%, 5/15/10                                                                    131,760
                    Visteon Corp.
        177,000       7.00%, 3/10/14                                                                    136,290
                    Vodafone Group PLC
        265,000       5.50%, 6/15/11                                                                    262,551
                    Westar Energy, Inc.
        285,000       6.00%, 7/1/14                                                                     289,183


                               COLUMBUS CORE PLUS FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                          Value
-----------------                                                                               ---------------
                    Windsor Financing LLC - 144A (b)
      $ 305,000       5.88%, 7/15/17 (Acquired 2/7/06, Cost $305,000)                                 $ 303,069
                                                                                                  --------------

                    TOTAL CORPORATE BONDS (COST $21,691,670)                                         21,381,033
                                                                                                  --------------

                    FOREIGN GOVERNMENT BONDS                                0.6%

                    Province of Quebec Canada
        700,000       5.00%, 3/1/16                                                                     677,553
                                                                                                  --------------

                    TOTAL FOREIGN GOVERNMENT BONDS (COST $693,255)                                      677,553
                                                                                                  --------------


                    MORTGAGE BACKED SECURITIES                             41.0%

                    Fannie Mae Pool
        565,261       4.13%, 1/1/10                                                                     541,521
                    Fannie Mae Pool
        164,352       4.50%, 2/1/13                                                                     158,521
                    Fannie Mae Pool
        247,591       4.50%, 6/1/13                                                                     238,810
                    Fannie Mae Pool
        250,114       5.00%, 6/1/13                                                                     244,959
                    Fannie Mae Pool
        201,044       5.00%, 6/1/13                                                                     196,909
                    Fannie Mae Pool
        286,582       4.50%, 7/1/13                                                                     276,417
                    Fannie Mae Pool
        371,127       3.81%, 8/1/13                                                                     338,540
                    Fannie Mae Pool
        128,095       5.00%, 8/1/13                                                                     125,455
                    Fannie Mae Pool
        623,481       4.00%, 9/1/13                                                                     590,749
                    Fannie Mae Pool
        880,279       5.00%, 2/1/15                                                                     865,139
                    Fannie Mae Pool
      2,222,439       5.00%, 12/1/17                                                                  2,166,858
                    Fannie Mae Pool
        212,295       4.50%, 6/1/18                                                                     203,037
                    Fannie Mae Pool
        995,041       4.50%, 9/1/18                                                                     953,362
                    Fannie Mae Pool
        667,167       4.50%, 6/1/19                                                                     638,073
                    Fannie Mae Pool
         10,336       6.50%, 6/1/28                                                                      10,598
                    Fannie Mae Pool
          3,600       6.50%, 11/1/28                                                                      3,691
                    Fannie Mae Pool
          9,175       6.50%, 11/1/28                                                                      9,407
                    Fannie Mae Pool
         11,268       6.50%, 11/1/28                                                                     11,554
                    Fannie Mae Pool
            783       6.50%, 11/1/28                                                                        803
                    Fannie Mae Pool
          5,991       6.50%, 3/1/29                                                                       6,142
                    Fannie Mae Pool
        398,004       7.00%, 9/1/32                                                                     409,488
                    Fannie Mae Pool
      2,628,864       6.00%, 4/1/35                                                                   2,629,970


                               COLUMBUS CORE PLUS FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                          Value
-----------------                                                                               ---------------
                    U.S. GOVERNMENT AGENCIES                                9.0%

                    Fannie Mae Pool 15 Yr May TBA (a)
      $ 600,000       5.00%, 5/1/21                                                                   $ 584,437
                    Fannie Mae Pool 15 Yr May TBA (a)
      7,700,000       5.50%, 5/1/21                                                                   7,647,062
                    Fannie Mae Pool 30 Yr May TBA (a)
     10,530,000       5.00%, 5/1/36                                                                  10,016,663
                    Fannie Mae Pool 30 Yr May TBA (a)
      4,025,000       5.50%, 5/1/36                                                                   3,924,375
                    Fannie Mae Pool 30 Yr May TBA (a)
      5,865,000       6.00%, 5/15/36                                                                  5,855,839
                    Fannie Mae Pool 30 Yr June TBA (a)
      5,425,000       5.50%, 6/1/36                                                                   5,284,286
                    Fannie Mae Pool 30 Yr June TBA (a)
      1,545,000       6.50%, 6/1/36                                                                   1,572,520
                    Freddie Mac Gold Pool
         42,147       5.00%, 11/1/09                                                                     41,788
                    Freddie Mac Gold Pool
        577,442       4.00%, 5/1/14                                                                     545,677
                    Freddie Mac Gold Pool
        970,545       5.00%, 10/1/14                                                                    950,019
                    Freddie Mac Gold Pool
        610,659       5.00%, 3/1/15                                                                     599,139
                    Freddie Mac Gold Pool
        932,454       5.00%, 7/1/15                                                                     914,048
                    Freddie Mac Gold Pool
        198,459       5.00%, 7/1/15                                                                     194,191
                    Freddie Mac Gold Pool
        404,395       4.00%, 5/1/19                                                                     377,847
                    Freddie Mac Gold Pool
        298,764       6.50%, 5/1/35                                                                     304,833
                    Ginne Mae I pool
          1,104       8.25%, 7/15/07                                                                      1,122
                    Ginne Mae I pool
          2,178       9.50%, 10/15/09                                                                     2,283
                                                                                                  --------------

                    TOTAL MORTGAGE BACKED SECURITIES (COST $49,990,990)                              49,436,132
                                                                                                  --------------
                    Egypt Government AID Bonds
        560,000       4.45%, 9/15/15                                                                    527,755
                    Federal Home Loan Bank System (d)
        630,000       5.00%, 3/20/07                                                                    629,167
                    Freddie Mac (d)
      4,170,000       5.50%, 7/15/06                                                                  4,175,250
                    Freddie Mac (d)
      1,385,000       4.88%, 3/15/07                                                                  1,381,601
                    Freddie Mac
      3,450,000       4.75%, 1/18/11                                                                  3,390,936
                    Israel Government AID Bonds
        666,000       5.50%, 9/18/23                                                                    680,873
                                                                                                  --------------

                    TOTAL U.S. GOVERNMENT AGENCIES (COST $10,866,454)                                10,785,582
                                                                                                  --------------

                    U.S. TREASURY BONDS, NOTES, & T-BILLS                  15.8%

                    US Treasury Note
        600,000       2.00%, 5/15/06                                                                    599,261



                               COLUMBUS CORE PLUS FUND

Schedule of Investments
March 31, 2006(Unaudited)



    Principal
     Amount                                                                                          Value
-----------------                                                                               ---------------
                    US Treasury Bond
    $ 4,190,000       4.25%, 11/15/14                                                               $ 4,004,722
      1,425,000       4.00%, 2/15/15                                                                  1,335,436
      3,370,000       4.50%, 2/15/16                                                                  3,277,588
      2,740,000       6.25%, 8/15/23                                                                  3,107,546
      6,360,000       5.25%, 2/15/29                                                                  6,530,429

                    US Treasury Bonds (TIPS)
        209,697       2.00%, 1/15/26                                                                    198,721
                                                                                                  --------------

                    TOTAL U.S. TREASURY BONDS, NOTES, & T-BILLS (COST $19,297,912)                   19,053,703
                                                                                                  --------------

                    REPURCHASE AGREEMENTS                                  17.3%

     20,899,000     Agreement with UMB Bank, N.A., 4.33%, dated 3/31/2006, to                        20,899,000
                    be repurchased at $20,906,541 on 4/3/06, collaterized
                    by 2 U.S. Government Agency Obligations maturing 5/23/2007 &
                    11/30/2007, with a market value of $21,317,872.
                                                                                                  --------------

                    TOTAL REPURCHASE AGREEMENTS (COST $20,899,000)                                   20,899,000
                                                                                                  --------------
                    SHORT-TERM INVESTMENT                                   0.0%

         10,481     UMB Bank Money Market Fiduciary                                                      10,481
                                                                                                  -------------
                    TOTAL SHORT-TERM INVESTMENT (COST $10,481)                                           10,481
                                                                                                  --------------
                    TOTAL INVESTMENTS (COST $156,028,144)                 128.3%                    154,565,237

                    LIABILITIES LESS OTHER ASSETS                         (28.3%)                   (34,105,407)
                                                                                                  --------------
                    NET ASSETS                                            100.0%                  $ 120,459,830
                                                                                                  ==============




 (a) When-issued security
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $3,268,068 (2.7% of net assets) at March 31, 2006. These securities have been determined to be illiquid under guidelines established by the Board of Directors.
(c) Variable Rate Securities
(d) Security marked as segregated to cover when-issued security.



                                                                                           Underlying   Unrealized
                                                                              Expiration    Notional   Appreciation/
SWAP CONTRACTS                                                                   Date     Value (USD)  (Depreciation)
                                                                             ----------------------------------------

 Credit default contract with JP Morgan Chase Bank N.A., Fund receives        3/20/2011       550,000      9,808
 quarterly payment of 1.2875 (5.15 per annum) BPS times the notional amount of Ford Motor Credit Co. 7.00%, 10/01/2013.
 Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.

 Credit default contract with JP Morgan Chase Bank N.A., Fund receives        3/20/2011     1,500,000     18,466
 quarterly payment of 1.433 (4.3 per annum) BPS times the notional amount of General Motors Acceptance Corp. 6.875%, 08/28/2012.
 Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.





                              COLUMBUS CORE FUND


Statement of Assets and Liabilities
March 31, 2006 (Unaudited)

ASSETS:

     Investments, at value (cost $28,790,970)                      $ 28,413,945
     Cash                                                                11,947
     Receivable for securities sold                                   6,069,694
     Interest receivable                                                137,551
     Due from Advisor                                                    17,334
     Prepaid expenses                                                     9,740
                                                                   ------------
     Total assets                                                    34,660,211
                                                                   ------------
LIABILITIES:
     Payable for securities purchased                                12,314,289
     Other accrued expenses                                              22,035
                                                                   ------------
     Total liabilities                                               12,336,324
                                                                   ------------
NET ASSETS                                                         $ 22,323,887
                                                                   ============
NET ASSETS CONSIST OF:
     Paid-in-capital                                               $ 23,077,068
     Undistributed net investment income                                  6,998
     Accumulated undistributed net
       realized loss on investments                                    (383,154)
     Net unrealized depreciation on investments                        (377,025)
                                                                   ------------
NET ASSETS                                                         $ 22,323,887
                                                                   ============
(NET ASSETS DIVIDED BY SHARES OUTSTANDING)
SHARES OUTSTANDING, $0.0001 PAR VALUE,
     (UNLIMITED SHARES AUTHORIZED)                                    2,306,251

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                               $ 9.68
     (NET ASSETS DIVIDED BY SHARES OUTSTANDING)                    ============



 See notes to financial statements.

                               COLUMBUS CORE FUND

Statement of Operations
For the Period Ended March 31, 2006 (Unaudited)

INVESTMENT INCOME:
     Interest                                                         $ 498,768
                                                                      ---------
     Total investment income                                            498,768
                                                                      ---------
EXPENSES:
     Investment advisory fees                                            39,939
     Administration and fund accounting fees                             19,004
     Custody fees                                                        21,300
     Shareholder servicing fees                                          15,386
     Professional fees                                                   15,339
     Pricing expense                                                     12,109
     Federal and state registration fees                                  4,340
     Reports to shareholders                                              2,959
     Directors' fees and expenses                                         2,959
     Other expenses                                                         465
                                                                      ---------
     Total expenses before waiver and reimbursement of expenses         133,800

     Less:  Waiver and reimbursement of expenses                       (110,765)
                                                                      ---------
     Net expenses                                                        23,035
                                                                      ---------
NET INVESTMENT INCOME                                                   475,733
                                                                      ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized loss on investments                                  (372,730)
     Change in unrealized depreciation on investments                  (152,698)
                                                                      ---------
     Net loss on investments                                           (525,428)
                                                                      ---------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                             $ (49,695)
                                                                      =========


 See notes to financial statements.

                              COLUMBUS CORE FUND

Statement of Changes in Net Assets

                                                                                         Period Ended          Fiscal Year Ended
                                                                                        MARCH 31, 2006              SEPTEMBER 30,
                                                                                          (UNAUDITED)                2005(1)
OPERATIONS:
     Net investment income                                                                    $ 475,733               $ 660,049
     Net realized loss on investments                                                          (372,730)                175,983
     Change in unrealized depreciation on investments                                          (152,698)               (224,327)
                                                                                        ---------------         ---------------
         Net decrease in net assets resulting from operations                                   (49,695)                611,705
                                                                                        ---------------         ---------------
DISTRIBUTIONS PAID FROM:
     Net investment income                                                                     (469,547)               (660,049)
     Net realized gain                                                                         (135,511)                (50,896)
                                                                                        ---------------         ---------------
         Total distributions                                                                   (605,058)               (710,945)
                                                                                        ---------------         ---------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                                                               163,366              24,416,102
     Shares issued to shareholders in reinvestment of distributions                             539,477                 710,945
     Cost of shares redeemed                                                                   (752,010)             (2,000,000)
                                                                                        ---------------         ---------------
         Net increase from capital share transactions                                           (49,167)             23,127,047
                                                                                        ---------------         ---------------

TOTAL INCREASE IN NET ASSETS                                                                   (703,920)             23,027,807

NET ASSETS:
     Beginning of period                                                                     23,027,807                       -
                                                                                        ---------------         ---------------
     End of period                                                                         $ 22,323,887            $ 23,027,807
                                                                                        ===============         ===============

TRANSACTIONS IN SHARES
     Shares sold                                                                                 16,407               2,440,491
     Shares issued to shareholders in reinvestment of distributions                              54,901                  70,986
     Shares redeemed                                                                            (75,731)               (200,803)
                                                                                        ---------------         ---------------
     Net increase                                                                                (4,423)              2,310,674
                                                                                        ===============         ===============

(1)Commenced operations on November 30, 2004.

 See notes to financial statements.


                             COLUMBUS CORE FUND

Financial Highlights

For a Fund Share Outstanding Throughout the Period.



                                                                                       Period Ended            Period Ended
                                                                                      March 31, 2005           September 30,
                                                                                       (Unaudited)               2005(1)
                                                                                      -------------           -------------

Net Asset Value, Beginning of Period                                                         $ 9.97                 $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                                     0.21                    0.34
     Net realized and unrealized loss on investments                                          (0.24)                  (0.03)
                                                                                      -------------           -------------
         Total from investment operations                                                     (0.03)                   0.31
                                                                                      -------------           -------------
 DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income                                                     (0.20)                  (0.32)
     Dividend from realized gain                                                              (0.06)                  (0.02)
                                                                                      -------------           -------------
         Total distributions                                                                  (0.26)                  (0.34)
                                                                                      -------------           -------------
NET ASSET VALUE, END OF PERIOD                                                               $ 9.68                  $ 9.97
                                                                                      =============           =============

TOTAL RETURN(2)                                                                               (0.31)%                 3.14%

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of year/period                                                    $ 22,323,887            $ 23,027,807
     Ratio of expenses to average net assets(3)                                               0.20%                   0.20%
     Ratio of expenses before waivers to average net assets(3)                                1.17%                   1.39%
     Ratio of net investment income to average net assets(3)                                  4.17%                   3.90%
     Ratio of net investment income
         before waivers to average net assets(3)                                              3.20%                   2.71%
     Portfolio turnover rate(2)                                                                609%                    732%

(1)Commenced operations on November 30, 2004.
(2)Not annualized for periods less than a year
(3)Annualized

 See notes to financial statements.

                            COLUMBUS CORE PLUS FUND

Statement of Assets and Liabilities
March 31, 2006 (Unaudited)

ASSETS:

     Investments, at value (cost $156,028,144)                    $ 154,565,237
     Cash                                                               302,959
     Receivable for securities sold                                  31,553,141
     Receivable for unrealized appreciation
       on open swap contracts                                            28,274
     Interest receivable                                                797,042
     Due from Advisor                                                    10,667
     Prepaid expenses                                                    25,510
                                                                  -------------
     Total assets                                                   187,282,830
                                                                  -------------
LIABILITIES:
     Payable for securities purchased                                66,803,813
     Other accrued expenses                                              19,187
                                                                  -------------
     Total liabilities                                               66,823,000
                                                                  -------------
NET ASSETS                                                        $ 120,459,830
                                                                  =============
NET ASSETS CONSIST OF:
     Paid-in-capital                                              $ 123,656,332
     Undistributed net investment income                                 33,117
     Accumulated undistributed net realized
       loss on investments                                           (1,794,986)
     Net unrealized depreciation on
       investments and swaps                                         (1,434,633)
                                                                  -------------
NET ASSETS                                                        $ 120,459,830
                                                                  =============
SHARES OUTSTANDING, $0.0001 PAR VALUE,
     (UNLIMITED SHARES AUTHORIZED)                                   12,401,626

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                               $ 9.71
     (NET ASSETS DIVIDED BY SHARES OUTSTANDING)                   =============



See notes to financial statements.

                            COLUMBUS CORE PLUS FUND

Statement of Operations
For the Period Ended March 31, 2006 (Unaudited)

INVESTMENT INCOME:
     Interest                                                       $ 2,451,590
                                                                    -----------
     Total investment income                                          2,451,590
                                                                    -----------
EXPENSES:
     Investment advisory fees                                           180,401
     Administration and fund accounting fees                             51,544
     Professional fees                                                   52,675
     Shareholder servicing fees                                          16,811
     Custody fees                                                        14,959
     Pricing Expense                                                     13,594
     Directors' fees and expenses                                        12,717
     Reports to shareholders                                              4,453
     Federal and state registration fees                                  1,496
     Other expenses                                                         715
                                                                    -----------
     Total expenses before waiver and reimbursement of expenses         349,365

     Less:  Waiver and reimbursement of expenses                       (246,278)
                                                                    -----------
     Net expenses                                                       103,087
                                                                    -----------
NET INVESTMENT INCOME                                                 2,348,503
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized loss on investments                                (1,727,177)
     Change in unrealized depreciation on investments                  (578,988)
     Change in unrealized depreciation on swaps                          28,274
                                                                    -----------
     Net loss on investments                                         (2,277,891)
                                                                    -----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                              $ 70,612
                                                                    ===========

 See notes to financial statements.

                            COLUMBUS CORE PLUS FUND

Statement of Changes in Net Assets


                                                                                           PERIOD ENDED         FISCAL YEAR ENDED
                                                                                           MARCH 31, 2006         SEPTEMBER 30,
                                                                                            (UNAUDITED)              2005 (1)
                                                                                            -----------            -----------

OPERATIONS:
     Net investment income                                                                  $ 2,348,503            $ 2,714,097
     Net realized loss on investments                                                        (1,727,177)             1,053,589
     Change in unrealized depreciation on investments                                          (550,714)              (883,919)
                                                                                            -----------            -----------
         Net decrease in net assets resulting from operations                                    70,612              2,883,767
                                                                                            -----------            -----------

DISTRIBUTIONS PAID FROM:
     Net investment income                                                                   (2,317,730)            (2,669,946)
     Net realized gains                                                                        (873,192)              (292,357)
                                                                                            -----------            -----------
         Total distributions                                                                 (3,190,922)            (2,962,303)
                                                                                            -----------            -----------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                                                            22,012,510             97,069,368
     Shares issued to shareholders in reinvestment of distributions                           3,114,496              2,962,302
     Payments for shares redeemed                                                            (1,500,000)                     -
                                                                                            -----------            -----------
         Net increase from capital share transactions                                        23,627,006            100,031,670
                                                                                            -----------            -----------

TOTAL INCREASE IN NET ASSETS                                                                 20,506,696             99,953,134

NET ASSETS:
     Beginning of period                                                                     99,953,134                      -
                                                                                            -----------            -----------
     End of period                                                                        $ 120,459,830           $ 99,953,134
                                                                                            ===========            ===========

TRANSACTIONS IN SHARES

     Shares sold                                                                              2,254,722              9,689,604
     Shares issued to shareholders in reinvestment of distributions                             316,610                294,694
     Shares redeemed                                                                           (154,004)                     -
                                                                                            -----------            -----------
     Net increase                                                                             2,417,328              9,984,298
                                                                                            ===========            ===========

(1)Commenced operations on November 30, 2004.


 See notes to financial statements.

                            COLUMBUS CORE PLUS FUND


Financial Highlights

For a Fund Share Outstanding Throughout the Period.

                                                                                    Period Ended            Period Ended
                                                                                   March 31, 2006           September 30,
                                                                                      (Unaudited)              2005(1)
                                                                                --------------------    -------------------

Net Asset Value, Beginning of Period                                                        $ 10.01                $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                                     0.22                   0.34
     Net realized and unrealized gain on investments                                          (0.21)                  0.01
                                                                                --------------------    -------------------
         Total from investment operations                                                      0.01                   0.35
                                                                                --------------------    -------------------
 DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income                                                     (0.22)                 (0.31)
     Dividends from realized gain                                                             (0.09)                 (0.03)
                                                                                --------------------    -------------------
         Total distributions                                                                  (0.31)                 (0.34)
                                                                                --------------------    -------------------
NET ASSET VALUE, END OF PERIOD                                                               $ 9.71                $ 10.01
                                                                                ====================    ===================

TOTAL RETURN(2)                                                                               0.05%                  3.49%

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of year/period                                                   $ 120,459,830           $ 99,953,134
     Ratio of expenses to average net assets(3)                                               0.20%                  0.20%
     Ratio of expenses before waivers to average net assets(3)                                0.68%                  0.81%
     Ratio of net investment income to average net assets(3)                                  4.56%                  3.90%
     Ratio of net investment income
         before waivers to average net assets(3)                                              4.08%                  3.29%
     Portfolio turnover rate(2)                                                                696%                   890%

(1)Commenced operations on November 30, 2004.
(2)Not annualized for periods less than a year
(3)Annualized

 See notes to financial statements.

                              Columbus Funds, Inc.
                           March 31, 2006 (Unaudited)



1.     ORGANIZATION

       Columbus Funds, Inc. (the "Company"), which consists of the Columbus Low Duration Fund ("Low Duration"), Columbus Intermediate Fund ("Intermediate"), Columbus Core Fund ("Core") and Columbus Core Plus Fund ("Core Plus), is a Maryland company incorporated on July 3, 2003. The Company is currently offering shares of the Core and Core Plus Funds (the "Funds") to investors. The Core and Core Plus Funds commenced operations after the close of business on November 30, 2004. Shares of the Low Duration and Intermediate Funds are not currently being offered. The Company is an open-end diversified series management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

2.     SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from such estimates.

       INVESTMENT VALUATION - Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. When in the judgment of the pricing service quoted bid prices are readily available, these investments are valued at the mean of the quoted bid and ask prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange on which such securities are primarily traded, or for Nasdaq-listed securities, the official closing price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures approved by the Funds' Board of Directors. These procedures include, but are not limited to, the Pricing Committee directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a significant number of long-term fixed income securities). Values are determined by the pricing service using methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type, indications as to values from dealers and general market conditions.

       ILLIQUID INVESTMENTS - The Funds may invest up to 15% of their respective net assets in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), repurchase agreements with maturities in excess of seven days, and other securities that are not readily marketable. The Board of Directors of the Company, or its delegate, has the ultimate authority to determine which securities are liquid or illiquid for purposes of this 15% limitation. At March 31, 2006, 3.5% and 2.7% of the Core and Core Plus Funds' net assets respectively were illiquid.

       The Board of Directors has delegated to the Adviser the day-to-day determination of the liquidity of any security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Directors has directed the Adviser to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations, and (iv) other permissible relevant factors.

       Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Funds may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Funds may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Funds might obtain a less favorable price than that which prevailed when it decided to sell.

                              Columbus Funds, Inc.
                           March 31, 2006 (Unaudited)

       LIQUIDITY - The Funds may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary market does exist for these securities, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security.

       SWAPS - The Funds may enter into various swap transactions, including interest rate, securities index, commodity, or security and currency exchange rate swaps. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

       The Funds may also engage in credit default contracts which involve the exchange of a periodic premium for protection against a defined credit event (such as payment of default or bankruptcy). Under the terms of the contract, on party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at pat, if a credit event occurs during the term of the contract. The Funds may enter into credit default contracts in which they or their counterparties act as guarantors. By acting as the guarantor of the contract, the Funds assume the market and credit risk of the underlying instrument including liquidity and loss of value.

       Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps in the accompanying Statement of Operations. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contacts.

       As of March 31, 2006, the Funds had outstanding swap agreements as listed on their Schedules of Portfolio Investments.

       FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax or excise tax provision has been made.

       SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.

       DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

                              Columbus Funds, Inc.
                           March 31, 2006 (Unaudited)

       Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

       EXPENSES - Expenses that are directly related to one fund are charged directly to that fund. Common expenses are allocated to each fund on the basis of relative assets.

3.     INVESTMENT TRANSACTIONS

       The aggregate purchases and sales of securities, excluding U.S. Government securities and short-term investments, for the Funds for the period ended March 31, 2006, were as follows:

                                             Purchases             Sales
                                             ------------          ------------
              Core                           $ 68,470,067          $ 68,737,163
              Core Plus                       351,051,862           328,644,707

       The aggregate purchases and sales of long-term U.S. Government securities, for the Funds for the period ended March 31, 2006, were as follows:

                                             Purchases             Sales
                                             ------------          ------------
              Core                           $  85,083,629         $  86,592,630
              Core Plus                        450,816,985           457,175,899

 4.    RELATED PARTY TRANSACTIONS

       The Company has an investment advisory agreement (the "Advisory Agreement") with Reams Asset Management Company LLC (the "Adviser"), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreement the Core and Core Plus Funds compensate the Adviser at the annual rate of 0.35% of each Fund's average daily net assets.

       Pursuant to an agreement with each Fund, the Adviser will waive its management fee and/or reimburse each Fund's other expenses, including organization expenses, so that total operating expenses (on an annual basis) do not exceed 0.20% of the Core Fund's average daily net assets, and 0.20% of the Core Plus Fund's average daily net assets (the "Expense Limitation Caps"), until January 31, 2007. After such date, the Adviser may from time to time voluntarily waive all or a portion of its fee and/or absorb expenses for the Funds. During the period ended March 31, 2006, the Adviser waived investment advisory fees for the Core and Core Plus Funds of $39,939 and $180,401, respectively, and reimbursed the Core and Core Plus Funds $70,826 and $65,877, respectively, for other expenses. Any such waiver/absorption is subject to later adjustment during the term of the Advisory Agreement to allow the Adviser to recoup amounts waived/absorbed to the extent actual fees and expenses for a period are less than the Expense Limitation Caps, provided, however, that, the Adviser shall only be entitled to recoup such amounts for a maximum period of three years following the fiscal year in which such amount was waived or reimbursed. At March 31, 2006, the following amounts are subject to recoupment through September 30, 2008, and March 31, 2009, respectively.

                                    Expires                     Expires
                               September 30, 2008           March 31, 2009
       Core Fund                    $200,661                   $110,765
       Core Plus Fund                423,306                    246,278

                              Columbus Funds, Inc.
                           March 31, 2006 (Unaudited)

       The Company has entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Funds have entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services. Under the terms of the custody agreement, the Funds sweep excess cash daily into an interest bearing demand deposit account with UMB Bank, n.a.

5.       FEDERAL INCOME TAX INFORMATION

       At March 31, 2006, gross unrealized appreciation and depreciation on investments, based on aggregate cost for federal income tax purposes were as follows:

                                                                        Core                  Core Plus
                                                                 --------------------   -----------------------

       Gross unrealized appreciation                                           $ 901               $ 2,136,387
       Gross unrealized depreciation                                        (513,575)               (4,036,057)
                                                                 --------------------   -----------------------

       Net unrealized
         appreciation/depreciation on investments                         $ (512,674)             $ (1,899,670)
                                                                 ====================   =======================

       Cost of securities on a tax basis                                $ 28,926,619             $ 156,464,907
                                                                 ====================   =======================



       The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

       As of September 30, 2005, the components of accumulated earnings for the Core and Core Plus Funds, were as follows:

                                                                     Core                  Core Plus
                                                             ---------------------   -----------------------
Undistributed ordinary income                                           $ 136,323                 $ 875,529
Undistributed long-term capital gains                                         ---                       ---
                                                             ---------------------   -----------------------
Accumulated earnings                                                      136,323                   875,529
Accumulated Capital and Other Losses                                          ---                       ---
Unrealized Appreciation                                                  (234,751)                 (951,721)
                                                             ---------------------   -----------------------
Total Accumulated Earnings                                              $ (98,428)                $ (76,192)
                                                             =====================   =======================

       The tax character of distributions paid during the period ended September 30, 2005, for the Core and Core Plus Funds, were as follows:

                                           Period Ended         Period Ended
                                        September 30, 2005   September 30, 2005
                                        ------------------   ------------------
                                               Core               Core Plus

      Distributions paid from:
         Ordinary income                     $710,945            $2,962,302

         Net long-term capital gains               --                    --
                                             --------            ----------

      Total taxable distributions             710,945             2,962,302

         Exempt interest                           --                    --
                                             --------            ----------

      Total distributions paid               $710,945            $2,962,302
                                             ========            ==========

                              Columbus Funds, Inc.
                           March 31, 2006 (Unaudited)



       PROXY VOTING POLICIES, PROCEDURES AND VOTING RECORD

       For a description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities, please call 1-888-416-0400 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

       Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-416-0400, and (2) on the SEC's website at http://www.sec.gov.

       PORTFOLIO HOLDINGS DISCLOSURE

       The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

       APPROVAL OF INVESTMENT ADVISORY CONTRACTS

       On November 11, 2005, at an in-person meeting of the Board of Directors of the Columbus Funds, Inc. (the "Company"), the directors, including a majority of the disinterested directors, approved the continuation of the Advisory Agreement between the Company and the Adviser. In approving the Advisory Agreement, the Board reviewed materials provided by the Adviser, including a memorandum describing, among other things, the qualifications of the Adviser, the scope of services to be provided to the Funds and the prior performance of the Adviser. The Board also reviewed other information relating to the advisory services to be provided to the Funds, including certain comparative data provided by a third party service provider. The Board of Directors then considered a number of factors in approving the Advisory Agreement.

       The Board of Directors then considered the nature, extent and quality of services to be provided to the Funds by the Adviser. It was noted that the Adviser has significant experience providing investment advice involving fixed-income securities and is qualified to provide investment advisory services to the Funds. The Board then considered the prior performance of the Adviser, including the investment results achieved by the Adviser for the Corporate Opportunity Fund, comparable separate accounts and other registered investment companies. It was noted that the prior performance of the Adviser was favorable in comparison to the relevant benchmarks and that of comparable investment companies and separate accounts. The Board considered information relating to each Fund's fees, costs and expense ratios and compared such fees, costs and expense ratios to competitive industry fee structures and expense ratios. It was noted that each Fund's advisory fees are generally competitive with comparable funds. In connection with its consideration of each Fund's advisory fees, the Board also considered the control of the Company's operating expenses through expense cap agreements, and noted that the current expense cap agreements were favorable in comparison to similar funds as evidenced by the comparative data presented at the meeting. In addition, the Board noted that the Adviser is providing substantially similar investment advisory services to both the Funds and its other clients and, with the current expense cap arrangements in place, providing such services to the Funds at a lower rate than the rate generally charged to the Adviser's other clients. The Board also considered the Adviser's financial ability to support the current expense cap arrangements and noted that the Adviser appeared to have adequate resources to support such arrangements. The Board considered whether the Adviser would receive any fall-out benefits through its relationship with the Funds, and it was noted that because none of the other service providers to the Funds are affiliated with the Adviser, and the Adviser is currently subsidizing the operation of the Funds, there are no identifiable material fall-out benefits accruing to the Adviser. The Board also considered the Adviser's cost of providing services to the Funds and the profitability (if any) of its relationship to the Funds, and noted that with the current expense cap agreements, the Adviser is currently subsidizing the Funds to a significant extent. Finally, the Board considered whether economies of scale would justify lower fees for the Funds. The Board noted that while the Funds grew over the past year, the Adviser continues to subsidize the Funds and no economies of scale have yet been realized.

                              Columbus Funds, Inc.
                           March 31, 2006 (Unaudited)

       In its deliberations, the Board did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the advisory agreement, although significant weight was accorded the advisory fee levels relative to industry averages for competitive products based on the comparative data presented at the meeting. The Board evaluated all information presented to it and determined that the compensation paid to the Adviser under the advisory agreement was fair and reasonable in light of the services to be performed and such other matters as the Board (and each director) considered relevant in the exercise of its (or such directors) reasonable judgment.

Item 2 - Code of Ethics

Not applicable to semi-annual reports.


Item 3 - Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5 - Audit Committee of Listed Registrants

                                 Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.


Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10 - Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11 - Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits

(a)(1) Code of Ethics

Not applicable to semi-annual reports.

(b) Certifications required pursuant to Section 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbus Funds, Inc.

By:      /s/Mark M. Egan
         -------------------------
         Mark M. Egan
         President

Date:    June 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Mark M. Egan
         ------------------------
         Mark M. Egan
         President

Date:    June 9, 2006

By:      /s/David B. McKinney
         ---------------------------
         David B. McKinney
         Treasurer

Date: June 9, 2006